Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
		December 31
	2012	2011

Income (loss) before income taxes	$161,520	$(146,292)
Income tax expense (recovery) at the combined basic rate	53,655	(55,354)
Large corporation and state tax	3,300	2,523
Withholding tax on foreign dividends	3,112	2,105
Tax on other non-deductible expenses	2,369	1,306
Net revisions to certain tax bases and tax rates	1,870	433
Goodwill impairment	-	99,109
Other	2,816	(374)
Income tax expense	$67,122	$49,748

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
		December 31
	2012	2011

Deferred income tax assets
Unutilized tax loss carryforwards	$79,764	$75,995
Deferred financing costs and offering expenses	677	2,973
Foreign tax credits available for carryforward	14,567	14,567
Accounting provisions not currently deductible for tax	54,532	51,453
Tax value of intangibles and landfill assets in excess of carrying value	18,475	27,943
Other	643	768
Valuation allowance	(18,267)	(18,267)
	150,391	155,432

Deferred income tax liabilities
Carrying value of capital assets in excess of tax value	81,855	55,717
Carrying value of intangibles and landfill assets in excess of tax value	166,109	170,389
Other	6,222	5,560
	254,186	231,666
Net deferred income tax liabilities	$103,795	$76,234

Canada	$38,231	$42,348
U.S.	65,564	33,886
Net deferred income tax liabilities	$103,795	$76,234

Schedule Of Income Tax Domestic And Foreign [Table Text Block]
	2012	2011
Income (loss) before income taxes and net loss from equity accounted investee
Canada	$108,289	$127,991
U.S.	53,231	(274,283)
	$161,520	$(146,292)

Current income tax expense
Canada	$44,894	$43,669
U.S.	4,387	3,764
	49,281	47,433

Deferred income tax expense (recovery)
Canada	(7,921)	(7,489)
U.S.	25,762	9,804
	17,841	2,315
Total income tax expense	$67,122	$49,748